JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	35,000	133,276
Brazil — 3.6%
Ambev SA	489,459	933,013
B3 SA - Brasil Bolsa Balcao	649,106	1,231,780
Banco Bradesco SA	175,623	332,371
Banco Bradesco SA (Preference)	613,117	1,271,546
Banco BTG Pactual SA	130,788	728,906
Banco do Brasil SA	192,258	911,277
Banco Santander Brasil SA	43,299	192,340
BB Seguridade Participacoes SA	78,233	515,926
BRF SA *	123,982	464,822
Caixa Seguridade Participacoes S/A	59,915	150,709
CCR SA	136,400	262,341
Centrais Eletricas Brasileiras SA	114,574	708,141
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	39,225	635,488
Cia Energetica de Minas Gerais	41,197	107,151
Cia Energetica de Minas Gerais (Preference)	233,827	441,323
Cia Paranaense de Energia - Copel (Preference)	122,696	203,652
Cosan SA	138,161	183,457
Energisa SA	33,679	230,288
Engie Brasil Energia SA	30,976	195,692
Equatorial Energia SA	137,524	710,676
Gerdau SA (Preference)	151,279	444,721
Hapvida Participacoes e Investimentos SA * (a)	611,072	255,134
Itau Unibanco Holding SA (Preference)	538,127	3,115,106
Itausa SA (Preference)	677,164	1,104,264
Klabin SA	108,957	421,916
Localiza Rent a Car SA	101,802	536,180
Lojas Renner SA	132,024	309,047
Natura & Co. Holding SA	114,248	248,083
Neoenergia SA	65,052	208,712
Petroleo Brasileiro SA	410,786	2,927,633
Petroleo Brasileiro SA (Preference)	509,420	3,283,656
Porto Seguro SA	20,352	139,231
PRIO SA *	92,819	651,189
Raia Drogasil SA	149,411	547,120
Rede D'Or Sao Luiz SA (a)	151,718	728,209
Rumo SA	134,994	423,412
Suzano SA	74,999	802,344
Telefonica Brasil SA	46,664	413,616
TIM SA	94,399	251,341
Vale SA	402,360	3,724,759
Vibra Energia SA	122,167	354,958
WEG SA	167,273	1,585,989
		32,887,519
Chile — 0.5%
Banco de Chile	4,970,946	615,933

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Banco de Credito e Inversiones SA	12,138	371,292
Banco Santander Chile	8,096,704	418,496
Cencosud SA	158,136	403,038
Cia Sud Americana de Vapores SA	1,827,408	101,906
Empresas CMPC SA	133,055	227,071
Empresas Copec SA	49,129	328,662
Enel Chile SA	2,972,552	176,674
Falabella SA	151,829	575,802
Latam Airlines Group SA	21,628,034	327,651
Sociedad Quimica y Minera de Chile SA (Preference), Class B	17,512	691,804
		4,238,329
China — 26.9%
360 Security Technology, Inc., Class A	70,400	106,497
AAC Technologies Holdings, Inc.	83,500	435,071
AECC Aviation Power Co. Ltd., Class A	26,600	136,160
Agricultural Bank of China Ltd., Class H	3,148,000	1,733,804
Airtac International Group	18,000	469,378
Akeso, Inc. * (a)	65,000	508,698
Alibaba Group Holding Ltd.	1,882,400	23,090,431
Alibaba Health Information Technology Ltd. *	570,000	266,166
Aluminum Corp. of China Ltd., Class A	124,500	133,146
Aluminum Corp. of China Ltd., Class H	382,000	245,878
Anhui Conch Cement Co. Ltd., Class H	140,500	378,773
Anhui Gujing Distillery Co. Ltd., Class A	4,400	100,334
Anhui Gujing Distillery Co. Ltd., Class B	11,415	165,807
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	18,300	102,411
Anjoy Foods Group Co. Ltd., Class A	9,100	94,115
ANTA Sports Products Ltd.	157,400	1,674,616
APT Medical, Inc., Class A	1,137	58,884
Asymchem Laboratories Tianjin Co. Ltd., Class A	9,200	93,977
Atour Lifestyle Holdings Ltd., ADR	7,843	214,977
Avary Holding Shenzhen Co. Ltd., Class A	17,100	95,026
AviChina Industry & Technology Co. Ltd., Class H	240,000	111,960
BAIC BluePark New Energy Technology Co. Ltd., Class A *	46,800	50,910
Baidu, Inc., Class A *	253,850	2,870,150
Bank of Beijing Co. Ltd., Class A	204,244	167,292
Bank of Chengdu Co. Ltd., Class A	32,800	77,162
Bank of China Ltd., Class H	8,816,000	4,560,762
Bank of Communications Co. Ltd., Class A	387,200	383,983
Bank of Communications Co. Ltd., Class H	890,000	719,976
Bank of Hangzhou Co. Ltd., Class A	51,400	103,848
Bank of Jiangsu Co. Ltd., Class A	158,900	215,851
Bank of Nanjing Co. Ltd., Class A	99,100	144,772
Bank of Ningbo Co. Ltd., Class A	70,500	254,744
Bank of Shanghai Co. Ltd., Class A	121,800	154,877
Baoshan Iron & Steel Co. Ltd., Class A	217,800	208,672
BeiGene Ltd. *	78,400	1,361,364

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Beijing Enterprises Holdings Ltd.	53,500	183,752
Beijing Enterprises Water Group Ltd.	500,000	138,786
Beijing Kingsoft Office Software, Inc., Class A	3,910	169,437
Beijing Roborock Technology Co. Ltd., Class A	1,382	43,421
Beijing Shougang Co. Ltd., Class A	150,800	62,343
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,200	85,532
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	406,500	317,768
Bilibili, Inc., Class Z *	26,360	442,074
BOC Aviation Ltd. (a)	26,500	199,759
BOC Hong Kong Holdings Ltd.	395,500	1,285,665
BOE Technology Group Co. Ltd., Class A	315,900	192,831
Bosideng International Holdings Ltd.	388,000	187,817
BYD Co. Ltd., Class A	16,100	606,250
BYD Co. Ltd., Class H	105,000	3,689,739
BYD Electronic International Co. Ltd.	89,500	488,706
C&D International Investment Group Ltd.	95,000	156,068
Cambricon Technologies Corp. Ltd., Class A *	3,445	272,267
CGN Power Co. Ltd., Class H (a)	1,156,000	374,128
Changchun High-Tech Industry Group Co. Ltd.	9,100	116,035
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,000	162,147
China CITIC Bank Corp. Ltd., Class H	1,041,000	743,555
China Coal Energy Co. Ltd., Class H	205,000	235,634
China Construction Bank Corp., Class H	10,854,000	8,832,066
China CSSC Holdings Ltd., Class A	44,100	202,609
China Eastern Airlines Corp. Ltd., Class A *	248,600	131,992
China Everbright Bank Co. Ltd., Class A	450,100	238,487
China Everbright Environment Group Ltd.	433,000	189,387
China Feihe Ltd. (a)	440,000	302,859
China Galaxy Securities Co. Ltd., Class A	60,100	114,942
China Galaxy Securities Co. Ltd., Class H	388,500	353,899
China Gas Holdings Ltd.	366,000	303,404
China Great Wall Securities Co. Ltd., Class A	660,000	700,390
China Greatwall Technology Group Co. Ltd., Class A *	26,800	47,770
China Hongqiao Group Ltd.	303,000	509,379
China International Capital Corp. Ltd., Class A	19,500	83,135
China International Capital Corp. Ltd., Class H (a)	168,400	280,340
China Jushi Co. Ltd., Class A	60,200	93,226
China Life Insurance Co. Ltd., Class H	816,000	1,514,817
China Literature Ltd. * (a)	53,000	178,464
China Longyuan Power Group Corp. Ltd., Class A	43,900	90,054
China Longyuan Power Group Corp. Ltd., Class H	367,000	270,596
China Medical System Holdings Ltd.	162,000	146,221
China Mengniu Dairy Co. Ltd.	343,000	687,577
China Merchants Bank Co. Ltd., Class A	194,700	1,085,023
China Merchants Bank Co. Ltd., Class H	412,500	2,268,785
China Merchants Energy Shipping Co. Ltd., Class A	79,100	74,989
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	59,400	104,219
China Merchants Port Holdings Co. Ltd.	178,000	302,685

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Securities Co. Ltd., Class H (a)	51,200	94,199
China Merchants Securities Co. Ltd., Class A	61,800	152,396
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	79,200	106,142
China Minsheng Banking Corp. Ltd., Class A	352,000	200,001
China Minsheng Banking Corp. Ltd., Class H	792,000	377,852
China National Nuclear Power Co. Ltd., Class A	184,000	245,535
China National Software & Service Co. Ltd., Class A *	7,700	45,740
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	35,200	101,272
China Oilfield Services Ltd., Class H	208,000	186,190
China Overseas Land & Investment Ltd.	437,000	696,498
China Pacific Insurance Group Co. Ltd., Class A	60,300	267,519
China Pacific Insurance Group Co. Ltd., Class H	283,600	844,783
China Petroleum & Chemical Corp., Class A	335,000	278,824
China Petroleum & Chemical Corp., Class H	2,624,000	1,435,080
China Power International Development Ltd.	608,000	226,917
China Railway Construction Heavy Industry Corp. Ltd., Class A	1,196,710	668,909
China Railway Group Ltd., Class A	202,400	164,093
China Railway Group Ltd., Class H	441,000	213,570
China Railway Hi-tech Industry Co. Ltd., Class A	369,200	395,281
China Resources Beer Holdings Co. Ltd.	186,500	565,421
China Resources Gas Group Ltd.	108,200	367,290
China Resources Land Ltd.	347,000	1,056,268
China Resources Microelectronics Ltd., Class A	10,829	67,636
China Resources Mixc Lifestyle Services Ltd. (a)	88,400	334,728
China Resources Pharmaceutical Group Ltd. (a)	225,500	151,721
China Resources Power Holdings Co. Ltd.	204,000	453,705
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,420	69,135
China Shenhua Energy Co. Ltd., Class A	70,400	384,788
China Shenhua Energy Co. Ltd., Class H	368,000	1,483,960
China Southern Airlines Co. Ltd., Class A *	140,800	119,031
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	428,900	242,735
China Suntien Green Energy Corp. Ltd., Class A	184,900	183,999
China Taiping Insurance Holdings Co. Ltd.	211,200	315,267
China Three Gorges Renewables Group Co. Ltd., Class A	281,600	161,764
China Tourism Group Duty Free Corp. Ltd., Class A	26,400	220,277
China Tourism Group Duty Free Corp. Ltd., Class H (a)	11,600	69,968
China Tower Corp. Ltd., Class H (a)	4,980,000	717,332
China Vanke Co. Ltd., Class A *	96,800	96,704
China Vanke Co. Ltd., Class H *	27,300	20,394
China Yangtze Power Co. Ltd., Class A	203,400	802,998
Chongqing Changan Automobile Co. Ltd., Class A	88,000	151,389
Chongqing Rural Commercial Bank Co. Ltd., Class H	258,000	157,915
Chow Tai Fook Jewellery Group Ltd.	199,000	179,596
CITIC Ltd.	718,000	813,451
CITIC Securities Co. Ltd., Class A	102,800	379,137
CITIC Securities Co. Ltd., Class H	176,000	479,517
CMOC Group Ltd., Class A	169,100	168,395
CMOC Group Ltd., Class H	354,000	261,525

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	180,000	164,479
COSCO SHIPPING Holdings Co. Ltd., Class A	107,700	210,675
COSCO SHIPPING Holdings Co. Ltd., Class H	344,500	517,032
Country Garden Services Holdings Co. Ltd.	267,000	174,087
CSPC Pharmaceutical Group Ltd.	926,000	533,819
Daqin Railway Co. Ltd., Class A	150,700	137,208
Eastroc Beverage Group Co. Ltd., Class A	4,750	157,872
ENN Energy Holdings Ltd.	90,600	616,719
ENN Natural Gas Co. Ltd., Class A	28,800	80,520
Everdisplay Optronics Shanghai Co. Ltd., Class A *	1,121,857	342,516
Flat Glass Group Co. Ltd., Class A	17,900	46,889
Flat Glass Group Co. Ltd., Class H	70,000	103,671
Focus Media Information Technology Co. Ltd., Class A	186,000	168,044
Foshan Haitian Flavouring & Food Co. Ltd., Class A	43,460	244,607
Fosun International Ltd.	254,000	138,891
Founder Securities Co. Ltd., Class A	70,300	75,236
Foxconn Industrial Internet Co. Ltd., Class A	95,100	279,991
Full Truck Alliance Co. Ltd., ADR	81,124	913,456
Fuyao Glass Industry Group Co. Ltd., Class A	17,500	142,937
Fuyao Glass Industry Group Co. Ltd., Class H (a)	66,000	444,693
Ganfeng Lithium Group Co. Ltd. (a)	53,200	132,813
Ganfeng Lithium Group Co. Ltd., Class A	17,900	81,152
GCL Technology Holdings Ltd. *	2,444,000	385,801
GD Power Development Co. Ltd., Class A	174,300	100,118
Geely Automobile Holdings Ltd.	637,000	1,179,340
Genscript Biotech Corp. *	136,000	187,109
GF Securities Co. Ltd., Class H	108,000	146,468
Giant Biogene Holding Co. Ltd. (a)	47,600	353,449
GigaDevice Semiconductor, Inc., Class A *	9,000	157,294
GoerTek, Inc., Class A	27,900	106,002
Goldwind Science & Technology Co. Ltd., Class H	83,800	58,735
Great Wall Motor Co. Ltd., Class H	267,000	436,335
Gree Electric Appliances, Inc. of Zhuhai, Class A	61,700	379,605
Guangdong Haid Group Co. Ltd., Class A	17,000	115,691
Guangdong Investment Ltd.	358,000	271,017
Guangzhou Automobile Group Co. Ltd., Class H	322,000	126,427
Guangzhou Baiyun International Airport Co. Ltd., Class A	157,500	202,747
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	19,300	71,033
Guangzhou Tinci Materials Technology Co. Ltd., Class A	16,500	41,404
Guosen Securities Co. Ltd., Class A	79,900	112,964
Guotai Junan Securities Co. Ltd., Class A	62,300	151,422
H World Group Ltd.	221,700	717,744
Haidilao International Holding Ltd. (a)	185,000	347,063
Haier Smart Home Co. Ltd., Class A	61,600	234,214
Haier Smart Home Co. Ltd., Class H	267,800	885,764
Hainan Airlines Holding Co. Ltd., Class A *	448,600	100,047
Haitian International Holdings Ltd.	112,000	297,759
Haitong Securities Co. Ltd., Class A	81,300	117,836

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Haitong Securities Co. Ltd., Class H	288,800	252,733
Hangzhou First Applied Material Co. Ltd., Class A	32,700	65,264
Hangzhou Silan Microelectronics Co. Ltd., Class A *	15,000	51,618
Hansoh Pharmaceutical Group Co. Ltd. (a)	144,000	331,409
Henan Shuanghui Investment & Development Co. Ltd., Class A	27,800	100,197
Hengan International Group Co. Ltd.	77,000	210,797
Hengli Petrochemical Co. Ltd., Class A	68,200	139,844
Hisense Home Appliances Group Co. Ltd.	47,000	163,775
Hua Hong Semiconductor Ltd. (a)	76,000	225,219
Huadian Power International Corp. Ltd., Class A	80,900	57,197
Huadian Power International Corp. Ltd., Class H	194,000	94,860
Huadong Medicine Co. Ltd., Class A	17,500	83,448
Hualan Biological Engineering, Inc., Class A	97,000	210,025
Huaneng Power International, Inc., Class A	114,400	100,767
Huaneng Power International, Inc., Class H	530,000	278,105
Huatai Securities Co. Ltd., Class H (a)	146,600	252,457
Huaxia Bank Co. Ltd., Class A	156,200	162,369
Huayu Automotive Systems Co. Ltd., Class A	142,300	327,251
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,000	133,807
Hundsun Technologies, Inc., Class A	26,400	94,157
Hytera Communications Corp. Ltd., Class A *	15,900	26,915
IEIT Systems Co. Ltd., Class A	15,900	113,181
Iflytek Co. Ltd., Class A	26,500	184,246
Industrial & Commercial Bank of China Ltd., Class H	8,103,000	5,515,521
Industrial Bank Co. Ltd., Class A	211,200	587,551
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	67,700	48,519
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	70,400	269,044
Inner Mongolia Yitai Coal Co. Ltd., Class B	116,300	241,554
Innovent Biologics, Inc. * (a)	144,000	612,800
JA Solar Technology Co. Ltd., Class A	35,200	59,917
JCET Group Co. Ltd., Class A	15,700	83,642
JD Health International, Inc. * (a)	121,950	504,963
JD Logistics, Inc. * (a)	273,000	470,100
JD.com, Inc., Class A	269,100	5,473,715
Jiangsu Eastern Shenghong Co. Ltd., Class A	62,300	73,031
Jiangsu Expressway Co. Ltd., Class H	156,000	172,379
Jiangsu Hengli Hydraulic Co. Ltd., Class A	11,700	99,425
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,900	329,713
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,300	67,384
Jiangsu Yanghe Distillery Co. Ltd., Class A	19,500	209,554
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	29,400	144,162
Jiangsu Zhongtian Technology Co. Ltd., Class A	34,000	63,548
Jiangxi Copper Co. Ltd., Class A	24,400	70,886
Jiangxi Copper Co. Ltd., Class H	158,000	250,771
Jinko Solar Co. Ltd., Class A	86,720	72,280
Jointown Pharmaceutical Group Co. Ltd., Class A	279,091	190,459
KE Holdings, Inc., Class A	247,600	1,442,810
Kingboard Holdings Ltd.	88,000	224,244

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Kingdee International Software Group Co. Ltd. *	354,000	469,810
Kingsoft Corp. Ltd.	118,800	600,584
Kuaishou Technology * (a)	318,800	1,744,676
Kuang-Chi Technologies Co. Ltd., Class A	17,900	99,822
Kunlun Energy Co. Ltd.	402,000	383,843
Kweichow Moutai Co. Ltd., Class A	10,400	2,049,521
Lenovo Group Ltd.	872,000	1,051,675
Li Auto, Inc., Class A *	133,300	1,568,931
Li Ning Co. Ltd.	14,000	28,951
Liaoning Cheng Da Co. Ltd., Class A	79,800	106,592
Lingyi iTech Guangdong Co., Class A	60,400	70,459
Longfor Group Holdings Ltd. (a)	233,000	296,164
LONGi Green Energy Technology Co. Ltd., Class A	79,200	161,136
Luxshare Precision Industry Co. Ltd., Class A	61,200	338,290
Luzhou Laojiao Co. Ltd., Class A	15,600	247,778
Meituan * (a)	595,700	11,337,694
MINISO Group Holding Ltd.	50,400	290,356
Montage Technology Co. Ltd., Class A	11,627	108,620
Muyuan Foods Co. Ltd., Class A	45,100	230,145
NARI Technology Co. Ltd., Class A	85,880	271,407
National Silicon Industry Group Co. Ltd., Class A	23,584	57,675
NAURA Technology Group Co. Ltd., Class A	4,500	232,858
NetEase, Inc.	196,000	4,028,819
New China Life Insurance Co. Ltd., Class A	19,500	127,710
New China Life Insurance Co. Ltd., Class H	106,200	332,366
New Oriental Education & Technology Group, Inc.	168,000	818,348
Ningbo Deye Technology Co. Ltd., Class A	6,616	76,784
Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,900	45,288
Ningbo Tuopu Group Co. Ltd., Class A	16,630	149,579
Ningxia Baofeng Energy Group Co. Ltd., Class A	69,900	167,621
NIO, Inc., Class A *	156,680	677,993
Nongfu Spring Co. Ltd., Class H (a)	197,400	931,273
Oppein Home Group, Inc., Class A	4,400	39,432
Oriental Pearl Group Co. Ltd., Class A	95,500	96,904
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	957,000	359,448
PDD Holdings, Inc., ADR *	74,187	8,302,267
People's Insurance Co. Group of China Ltd. (The), Class H	909,000	465,210
PetroChina Co. Ltd., Class H	2,326,000	1,778,323
PICC Property & Casualty Co. Ltd., Class H	720,000	1,169,805
Ping An Bank Co. Ltd., Class A	193,600	304,148
Ping An Insurance Group Co. of China Ltd., Class A	96,300	672,536
Ping An Insurance Group Co. of China Ltd., Class H	703,000	3,958,371
Poly Developments and Holdings Group Co. Ltd., Class A	123,200	140,761
Pop Mart International Group Ltd. (a)	71,200	863,536
Postal Savings Bank of China Co. Ltd., Class A	386,100	285,973
Postal Savings Bank of China Co. Ltd., Class H (a)	974,000	581,464
Power Construction Corp. of China Ltd., Class A	176,000	122,469
Qinghai Salt Lake Industry Co. Ltd., Class A *	61,600	139,532

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Rongsheng Petrochemical Co. Ltd., Class A	107,000	129,375
SAIC Motor Corp. Ltd., Class A	64,600	151,691
Sanan Optoelectronics Co. Ltd., Class A	43,100	67,699
Sany Heavy Industry Co. Ltd., Class A	88,000	194,005
SDIC Power Holdings Co. Ltd., Class A	62,900	123,717
Seres Group Co. Ltd., Class A	11,500	209,885
SF Holding Co. Ltd., Class A	52,900	285,001
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	967,100	527,923
Shaanxi Coal Industry Co. Ltd., Class A	96,800	287,672
Shandong Gold Mining Co. Ltd., Class A	35,300	118,673
Shandong Gold Mining Co. Ltd., Class H (a)	83,000	144,015
Shandong Hi-Speed Holdings Group Ltd. *	205,000	157,232
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	17,700	50,858
Shandong Nanshan Aluminum Co. Ltd., Class A	213,200	118,776
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	19,211
Shanghai Baosight Software Co. Ltd., Class A	20,120	79,827
Shanghai Baosight Software Co. Ltd., Class B	88,264	141,341
Shanghai Electric Group Co. Ltd., Class H *	308,000	104,848
Shanghai Electric Group Co. Ltd., Class A *	105,500	104,756
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	123,700	402,580
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	34,000	64,180
Shanghai International Airport Co. Ltd., Class A	26,700	121,392
Shanghai Pudong Development Bank Co. Ltd., Class A	290,400	423,625
Shanghai Rural Commercial Bank Co. Ltd., Class A	81,200	92,764
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	27,600	47,491
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,700	252,994
Shengyi Technology Co. Ltd., Class A	19,100	78,238
Shennan Circuits Co. Ltd., Class A	4,400	78,935
Shenwan Hongyuan Group Co. Ltd., Class A	332,200	228,155
Shenzhen Transsion Holdings Co. Ltd., Class A	12,218	168,093
Shenzhou International Group Holdings Ltd.	96,900	730,030
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	12,000	29,148
Sichuan Changhong Electric Co. Ltd., Class A	37,500	44,191
Sichuan Chuantou Energy Co. Ltd., Class A	42,900	93,161
Sieyuan Electric Co. Ltd., Class A	7,400	81,757
Silergy Corp.	38,000	441,561
Sinopec Oilfield Service Corp., Class A *	337,200	90,342
Sinopharm Group Co. Ltd., Class H	168,800	446,432
Sinotrans Ltd., Class H	200,000	95,419
Sinotruk Hong Kong Ltd.	83,500	243,355
Smoore International Holdings Ltd. (a)	263,000	425,769
StarPower Semiconductor Ltd., Class A	11,040	127,189
Sunny Optical Technology Group Co. Ltd.	78,600	707,436
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,300	70,293
TAL Education Group, ADR *	52,112	637,330
TBEA Co. Ltd., Class A	43,500	71,139
TCL Technology Group Corp., Class A	183,400	126,030
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	46,400	52,815

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Tencent Holdings Ltd.	662,100	34,836,536
Tencent Music Entertainment Group, Class A	146,900	867,531
Tianqi Lithium Corp., Class A	17,900	75,014
Tingyi Cayman Islands Holding Corp.	214,000	326,274
Tongcheng Travel Holdings Ltd. (a)	140,400	353,928
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	99,100	104,303
Tongwei Co. Ltd., Class A	52,800	147,332
Trina Solar Co. Ltd., Class A	18,411	43,263
Trip.com Group Ltd. *	61,450	4,315,888
Tsingtao Brewery Co. Ltd.	80,000	491,345
UBTech Robotics Corp. Ltd. *	10,500	96,787
Unigroup Guoxin Microelectronics Co. Ltd., Class A	9,200	74,593
Uni-President China Holdings Ltd.	159,000	160,044
Unisplendour Corp. Ltd., Class A	35,200	122,118
Vipshop Holdings Ltd., ADR	39,173	562,916
Wanhua Chemical Group Co. Ltd., Class A	34,500	323,972
Want Want China Holdings Ltd.	543,000	331,849
Weichai Power Co. Ltd., Class A	59,800	118,060
Weichai Power Co. Ltd., Class H	248,000	431,569
Will Semiconductor Co. Ltd., Class A	16,000	231,707
Wuliangye Yibin Co. Ltd., Class A	34,400	601,749
WUS Printed Circuit Kunshan Co. Ltd., Class A	18,500	105,983
WuXi AppTec Co. Ltd., Class A	26,700	202,574
WuXi AppTec Co. Ltd., Class H (a)	37,700	268,325
XCMG Construction Machinery Co. Ltd., Class A	114,700	119,960
Xiamen Faratronic Co. Ltd., Class A	9,100	153,686
Xiamen Tungsten Co. Ltd., Class A	156,200	416,239
Xiaomi Corp., Class B * (a)	1,846,600	9,255,269
Xinjiang Daqo New Energy Co. Ltd., Class A	18,420	53,930
Xinyi Glass Holdings Ltd.	184,000	170,307
Xinyi Solar Holdings Ltd.	76,000	31,333
XPeng, Inc., Class A *	142,100	1,079,939
XtalPi Holdings Ltd. *	184,000	123,347
Yadea Group Holdings Ltd. (a)	176,000	292,279
Yangzijiang Shipbuilding Holdings Ltd.	299,500	670,724
Yankuang Energy Group Co. Ltd., Class H	357,000	377,639
Yifeng Pharmacy Chain Co. Ltd., Class A	7,300	22,817
Yongan Futures Co. Ltd., Class A	299,901	511,678
Yonghui Superstores Co. Ltd., Class A *	76,700	57,421
YTO Express Group Co. Ltd., Class A	28,400	53,320
Yuexiu Property Co. Ltd.	190,000	119,002
Yum China Holdings, Inc.	40,821	1,887,971
Yutong Bus Co. Ltd., Class A	18,200	70,948
ZEEKR Intelligent Technology Holding Ltd., ADR *	5,092	133,105
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,100	169,261
Zhaojin Mining Industry Co. Ltd., Class H	172,500	273,546
Zhejiang China Commodities City Group Co. Ltd., Class A	53,200	93,786
Zhejiang Juhua Co. Ltd., Class A	24,300	85,668

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Leapmotor Technology Co. Ltd. * (a)	79,800	333,332
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	390,200	379,160
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	35,100	147,091
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	17,800	41,416
Zhejiang Zheneng Electric Power Co. Ltd., Class A	131,000	95,872
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	81,200	126,208
Zhongsheng Group Holdings Ltd.	8,500	13,443
Zhongtai Securities Co. Ltd., Class A	766,200	652,295
Zhuzhou CRRC Times Electric Co. Ltd., Class H	63,500	244,766
Zijin Mining Group Co. Ltd., Class A	177,700	398,571
Zijin Mining Group Co. Ltd., Class H	594,000	1,122,920
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	180,400	133,990
ZTE Corp., Class A	43,200	236,496
ZTE Corp., Class H	90,600	316,739
ZTO Express Cayman, Inc.	48,750	933,353
		246,320,439
Colombia — 0.2%
Bancolombia SA	33,792	351,180
Bancolombia SA (Preference)	51,386	508,361
Ecopetrol SA	494,054	230,284
Grupo Energia Bogota SA ESP	427,348	274,905
Interconexion Electrica SA ESP	52,456	231,780
		1,596,510
Czech Republic — 0.1%
CEZ A/S	17,782	779,248
Komercni Banka A/S	8,446	309,825
		1,089,073
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	233,401	354,074
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA	272,726	682,559
Hellenic Telecommunications Organization SA	21,984	332,426
JUMBO SA	13,046	352,441
Metlen Energy & Metals SA	11,416	410,367
Motor Oil Hellas Corinth Refineries SA	7,460	164,826
National Bank of Greece SA	84,502	732,259
OPAP SA	14,791	253,729
Piraeus Financial Holdings SA	76,909	347,971
Public Power Corp. SA	24,464	333,703
		3,610,281
Hong Kong — 0.1%
J&T Global Express Ltd. *	632,600	505,087
Orient Overseas International Ltd.	17,500	234,277
Sino Biopharmaceutical Ltd.	1,146,000	416,605
		1,155,969

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	42,001	306,837
OTP Bank Nyrt.	24,926	1,542,158
Richter Gedeon Nyrt.	15,293	396,067
		2,245,062
India — 19.6%
ABB India Ltd.	5,888	397,999
ACC Ltd.	9,487	218,936
Adani Energy Solutions Ltd. *	36,545	313,849
Adani Enterprises Ltd.	45,440	1,195,094
Adani Green Energy Ltd. *	44,099	505,397
Adani Ports & Special Economic Zone Ltd.	100,759	1,272,797
Adani Power Ltd. *	119,076	701,895
Adani Total Gas Ltd.	33,792	249,535
Aditya Birla Capital Ltd. *	91,370	188,551
Alkem Laboratories Ltd.	7,142	416,882
Ambuja Cements Ltd.	81,240	478,812
Apollo Hospitals Enterprise Ltd.	12,045	944,682
Ashok Leyland Ltd.	163,844	408,317
Asian Paints Ltd.	81,775	2,166,526
Astral Ltd.	13,713	238,255
AU Small Finance Bank Ltd. (a)	41,361	285,735
Aurobindo Pharma Ltd.	36,178	488,210
Avenue Supermarts Ltd. * (a)	17,778	750,752
Axis Bank Ltd.	253,353	2,870,630
Bajaj Auto Ltd.	7,426	756,528
Bajaj Finance Ltd.	31,159	2,825,286
Bajaj Finserv Ltd.	42,419	846,945
Bajaj Holdings & Investment Ltd.	2,975	395,898
Balkrishna Industries Ltd.	9,525	303,934
Bandhan Bank Ltd. (a)	93,016	161,822
Bank of Baroda	114,858	281,653
Bank of India	103,483	133,670
Bharat Electronics Ltd.	396,978	1,333,227
Bharat Forge Ltd.	30,698	432,491
Bharat Heavy Electricals Ltd.	145,632	347,491
Bharat Petroleum Corp. Ltd.	221,915	665,838
Bharti Airtel Ltd.	294,095	5,500,904
Bharti Hexacom Ltd.	8,339	129,701
Biocon Ltd.	47,871	199,668
Bosch Ltd.	982	325,218
Britannia Industries Ltd.	15,130	895,021
Canara Bank	209,703	224,459
CG Power & Industrial Solutions Ltd.	72,888	531,720
Cholamandalam Investment and Finance Co. Ltd.	48,324	714,296
Cipla Ltd.	59,637	1,016,234
Coal India Ltd.	252,556	1,149,376
Colgate-Palmolive India Ltd.	14,797	481,325

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Container Corp. of India Ltd.	31,308	280,935
CRISIL Ltd.	2,273	142,582
Cummins India Ltd.	15,424	516,956
Dabur India Ltd.	77,542	473,359
Divi's Laboratories Ltd.	15,039	968,444
Dixon Technologies India Ltd. (a)	3,717	639,769
DLF Ltd.	91,808	785,703
Dr Reddy's Laboratories Ltd.	69,799	979,492
Eicher Motors Ltd.	17,072	1,021,384
FSN E-Commerce Ventures Ltd. *	138,621	269,197
GAIL India Ltd.	317,659	645,569
GE Vernova T&D India Ltd.	7,115	145,911
GMR Airports Ltd. *	315,458	262,842
Godrej Consumer Products Ltd.	46,376	598,446
Godrej Properties Ltd. *	13,264	354,369
Grasim Industries Ltd.	43,093	1,244,711
Havells India Ltd.	24,566	443,029
HCL Technologies Ltd.	118,478	2,351,218
HDFC Asset Management Co. Ltd. (a)	11,263	501,750
HDFC Bank Ltd.	626,036	12,253,640
HDFC Life Insurance Co. Ltd. (a)	108,888	799,650
Hero MotoCorp Ltd.	14,801	738,977
Hindalco Industries Ltd.	173,094	1,182,250
Hindustan Aeronautics Ltd. (a)	21,102	954,427
Hindustan Petroleum Corp. Ltd.	106,576	439,410
Hindustan Unilever Ltd.	99,426	2,828,382
Hitachi Energy India Ltd.	1,168	172,176
ICICI Bank Ltd.	579,719	8,342,475
ICICI Lombard General Insurance Co. Ltd. (a)	25,273	541,040
ICICI Prudential Life Insurance Co. Ltd. (a)	43,740	310,357
IDFC First Bank Ltd. *	713,781	518,981
Indian Bank	31,145	199,173
Indian Hotels Co. Ltd. (The)	101,442	892,217
Indian Oil Corp. Ltd.	428,139	632,311
Indian Railway Catering & Tourism Corp. Ltd.	33,417	315,951
Indian Railway Finance Corp. Ltd. (a)	202,650	350,806
Indian Renewable Energy Development Agency Ltd. *	65,052	150,814
Indraprastha Gas Ltd.	85,888	199,237
Indus Towers Ltd. *	81,303	324,472
IndusInd Bank Ltd.	63,963	729,500
Info Edge India Ltd.	8,954	795,141
Infosys Ltd.	455,060	9,901,801
InterGlobe Aviation Ltd. * (a)	18,390	913,232
ITC Ltd.	332,460	1,712,883
Jindal Stainless Ltd.	36,107	271,255
Jindal Steel & Power Ltd.	52,734	479,067
Jio Financial Services Ltd. *	418,424	1,162,176
JSW Energy Ltd.	68,756	402,012

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
JSW Steel Ltd.	142,668	1,549,357
Jubilant Foodworks Ltd.	43,474	351,952
Kalyan Jewellers India Ltd.	38,550	222,737
Kotak Mahindra Bank Ltd.	121,380	2,654,599
Larsen & Toubro Ltd.	74,801	3,069,194
Linde India Ltd.	2,463	177,492
LTIMindtree Ltd. (a)	10,241	695,675
Lupin Ltd.	27,103	649,249
Macrotech Developers Ltd. (a)	30,869	427,330
Mahindra & Mahindra Ltd.	108,885	3,742,184
Mankind Pharma Ltd. *	12,735	356,638
Marico Ltd.	73,455	567,700
Maruti Suzuki India Ltd.	14,599	2,068,291
Max Healthcare Institute Ltd.	74,159	905,357
Mazagon Dock Shipbuilders Ltd.	6,826	195,621
Motilal Oswal Financial Services Ltd.	19,551	143,144
Mphasis Ltd.	9,312	306,358
MRF Ltd.	343	448,968
Muthoot Finance Ltd.	11,865	308,662
Nestle India Ltd.	39,843	1,062,844
NHPC Ltd.	336,244	310,902
NMDC Ltd.	382,770	290,556
NTPC Ltd.	526,603	1,961,260
Oberoi Realty Ltd.	13,357	278,318
Oil & Natural Gas Corp. Ltd.	462,157	1,393,496
Oil India Ltd.	70,995	343,086
Oracle Financial Services Software Ltd.	2,616	273,906
Page Industries Ltd.	706	364,018
Patanjali Foods Ltd.	11,434	239,776
PB Fintech Ltd. *	30,542	605,532
Persistent Systems Ltd.	11,536	799,525
Petronet LNG Ltd.	66,629	242,258
Phoenix Mills Ltd. (The)	23,254	439,529
PI Industries Ltd.	9,075	364,033
Pidilite Industries Ltd.	28,628	947,988
Polycab India Ltd.	6,749	468,621
Power Finance Corp. Ltd.	146,604	710,799
Power Grid Corp. of India Ltd.	503,025	1,746,882
Premier Energies Ltd. * (a)	10,219	121,335
Prestige Estates Projects Ltd.	19,556	305,692
Procter & Gamble Hygiene & Health Care Ltd.	1,164	194,625
Punjab National Bank	254,575	295,598
Rail Vikas Nigam Ltd. (a)	64,440	351,340
REC Ltd.	128,669	663,838
Reliance Industries Ltd.	910,738	13,253,845
Samvardhana Motherson International Ltd.	305,033	494,784
SBI Cards & Payment Services Ltd.	34,848	312,258
SBI Life Insurance Co. Ltd. (a)	45,483	776,869

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Schaeffler India Ltd.	4,593	181,220
Shree Cement Ltd.	1,876	600,372
Shriram Finance Ltd.	147,005	919,695
Siemens Ltd.	9,879	689,570
Solar Industries India Ltd.	2,835	332,106
Sona Blw Precision Forgings Ltd. (a)	42,574	247,031
SRF Ltd.	16,350	528,730
Star Health & Allied Insurance Co. Ltd. *	27,096	135,208
State Bank of India	198,243	1,762,251
Steel Authority of India Ltd.	164,008	202,072
Sun Pharmaceutical Industries Ltd.	127,362	2,559,104
Sundaram Finance Ltd.	11,639	619,114
Supreme Industries Ltd.	6,970	318,096
Suzlon Energy Ltd. *	1,358,614	906,780
Tata Communications Ltd.	13,532	254,241
Tata Consultancy Services Ltd.	111,309	5,266,978
Tata Consumer Products Ltd.	71,972	848,644
Tata Elxsi Ltd.	4,224	308,001
Tata Motors Ltd.	234,525	1,930,148
Tata Power Co. Ltd. (The)	193,766	811,610
Tata Steel Ltd.	926,582	1,431,963
Tech Mahindra Ltd.	70,580	1,357,033
Thermax Ltd.	3,893	173,325
Titan Co. Ltd.	44,877	1,800,851
Torrent Pharmaceuticals Ltd.	10,825	407,908
Torrent Power Ltd.	19,254	324,159
Tube Investments of India Ltd.	14,148	540,979
TVS Motor Co. Ltd.	26,223	741,926
UltraTech Cement Ltd.	13,657	1,806,016
Union Bank of India Ltd.	173,695	230,015
United Spirits Ltd.	36,520	598,951
UNO Minda Ltd.	26,839	291,925
UPL Ltd.	63,012	438,013
Varun Beverages Ltd.	141,050	874,069
Vedanta Ltd.	188,769	957,847
Vodafone Idea Ltd. *	3,441,341	357,549
Voltas Ltd.	27,119	393,445
Wipro Ltd.	317,399	1,137,071
Yes Bank Ltd. *	2,336,923	516,549
Zomato Ltd. *	700,843	1,775,045
Zydus Lifesciences Ltd.	28,094	313,756
		179,228,425
Indonesia — 1.5%
Alamtri Resources Indonesia Tbk. PT	1,724,800	246,302
Amman Mineral Internasional PT *	1,142,600	526,372
Aneka Tambang Tbk.	968,600	82,305
Astra International Tbk. PT	2,103,900	618,201

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Bank Central Asia Tbk. PT	6,160,600	3,558,855
Bank Mandiri Persero Tbk. PT	4,083,700	1,500,443
Bank Negara Indonesia Persero Tbk. PT	1,830,400	532,519
Bank Rakyat Indonesia Persero Tbk. PT	7,188,000	1,856,138
Barito Pacific Tbk. PT	3,355,779	188,685
Chandra Asri Pacific Tbk. PT	1,028,600	448,040
Charoen Pokphand Indonesia Tbk. PT	880,000	252,123
GoTo Gojek Tokopedia Tbk. PT *	94,722,900	469,247
Indah Kiat Pulp & Paper Tbk. PT	316,800	130,892
Indofood CBP Sukses Makmur Tbk. PT	257,500	181,672
Indofood Sukses Makmur Tbk. PT	545,600	262,758
Indosat Tbk. PT	608,900	86,101
Kalbe Farma Tbk. PT	2,332,600	181,027
Merdeka Battery Materials Tbk. PT *	3,440,600	80,457
Merdeka Copper Gold Tbk. PT *	1,689,600	161,261
Mitra Keluarga Karyasehat Tbk. PT (a)	668,800	99,294
Pantai Indah Kapuk Dua Tbk. PT	211,300	149,675
Petrindo Jaya Kreasi Tbk. PT *	193,500	171,242
Sarana Menara Nusantara Tbk. PT	2,659,000	103,271
Sumber Alfaria Trijaya Tbk. PT	2,102,400	370,177
Telkom Indonesia Persero Tbk. PT	5,430,900	874,643
Unilever Indonesia Tbk. PT	695,200	69,369
United Tractors Tbk. PT	200,900	306,588
		13,507,657
Kuwait — 0.8%
Boubyan Bank KSCP	194,668	396,085
Gulf Bank KSCP	454,000	452,654
Kuwait Finance House KSCP	1,203,316	3,062,976
Mabanee Co. KPSC	81,332	209,753
Mobile Telecommunications Co. KSCP	253,949	372,144
National Bank of Kuwait SAKP	924,866	2,887,675
		7,381,287
Luxembourg — 0.0% ^
Reinet Investments SCA	14,781	365,852
Malaysia — 1.7%
AMMB Holdings Bhd.	264,000	333,688
Axiata Group Bhd.	502,000	249,452
CELCOMDIGI Bhd.	457,700	384,436
CIMB Group Holdings Bhd.	923,900	1,658,526
Dialog Group Bhd.	670,900	285,226
Gamuda Bhd.	578,800	523,037
Genting Bhd.	248,900	202,348
Genting Malaysia Bhd.	318,100	158,806
Hong Leong Bank Bhd.	86,000	388,976
IHH Healthcare Bhd.	248,400	399,000
IOI Corp. Bhd.	378,400	315,233
KLCCP Stapled Group, REIT	106,000	193,570

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Kuala Lumpur Kepong Bhd.	69,100	308,088
Malayan Banking Bhd.	724,700	1,680,109
Malaysia Airports Holdings Bhd.	132,200	324,457
Maxis Bhd.	342,200	266,757
MISC Bhd.	248,100	402,423
MR DIY Group M Bhd. (a)	397,700	149,459
Nestle Malaysia Bhd.	7,800	157,231
Petronas Chemicals Group Bhd.	341,600	356,049
Petronas Dagangan Bhd.	44,200	194,549
Petronas Gas Bhd.	111,900	431,020
PPB Group Bhd.	87,100	233,196
Press Metal Aluminium Holdings Bhd.	475,200	520,368
Public Bank Bhd.	1,662,500	1,605,822
QL Resources Bhd.	196,550	201,211
RHB Bank Bhd.	446,400	643,626
Sime Darby Bhd.	412,700	207,790
Sunway Bhd.	279,700	272,142
Telekom Malaysia Bhd.	280,300	413,861
Tenaga Nasional Bhd.	503,700	1,535,344
Westports Holdings Bhd.	120,900	124,223
YTL Corp. Bhd.	569,600	242,294
YTL Power International Bhd.	272,100	190,327
		15,552,644
Mexico — 1.7%
America Movil SAB de CV	2,112,732	1,483,460
Arca Continental SAB de CV	53,571	488,038
Becle SAB de CV (b)	55,116	49,046
Cemex SAB de CV	1,648,183	973,543
Coca-Cola Femsa SAB de CV	60,000	469,675
Corporativo Fragua SAB de CV	11,525	314,793
Fibra Uno Administracion SA de CV, REIT	352,792	366,208
Fomento Economico Mexicano SAB de CV	240,007	2,042,063
Gruma SAB de CV, Class B	20,832	359,488
Grupo Aeroportuario del Pacifico SAB de CV, Class B	43,633	805,238
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,796	538,606
Grupo Bimbo SAB de CV	155,698	407,992
Grupo Carso SAB de CV	62,324	353,937
Grupo Comercial Chedraui SA de CV	51,020	294,198
Grupo Financiero Banorte SAB de CV, Class O	321,107	2,228,937
Grupo Financiero Inbursa SAB de CV, Class O *	264,906	564,405
Grupo Mexico SAB de CV	348,422	1,700,747
Industrias Penoles SAB de CV *	21,673	307,357
Kimberly-Clark de Mexico SAB de CV, Class A	172,920	257,769
Promotora y Operadora de Infraestructura SAB de CV	18,463	171,827
Wal-Mart de Mexico SAB de CV	550,735	1,434,643
		15,611,970

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Peru — 0.2%
Credicorp Ltd.	7,225	1,322,898
InRetail Peru Corp. (a)	3,815	118,074
		1,440,972
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	274,920	151,653
ACEN Corp.	1,131,000	59,996
Ayala Corp.	27,540	256,367
Ayala Land, Inc.	739,200	281,260
Bank of the Philippine Islands	243,070	483,866
BDO Unibank, Inc.	247,590	583,633
GT Capital Holdings, Inc.	9,750	82,513
International Container Terminal Services, Inc.	94,090	561,809
JG Summit Holdings, Inc.	376,300	103,971
Jollibee Foods Corp.	54,560	207,499
Manila Electric Co.	34,320	263,399
Metropolitan Bank & Trust Co.	233,910	277,305
Monde Nissin Corp. (a)	888,800	101,012
PLDT, Inc.	10,560	241,673
SM Investments Corp.	54,360	724,244
SM Prime Holdings, Inc.	1,293,100	511,383
Universal Robina Corp.	107,360	111,677
		5,003,260
Qatar — 0.9%
Al Rayan Bank	759,906	498,202
Commercial Bank PSQC (The)	392,568	495,699
Dukhan Bank	291,465	295,147
Industries Qatar QSC	329,286	1,241,718
Mesaieed Petrochemical Holding Co.	581,335	244,268
Ooredoo QPSC	134,934	478,810
Qatar Electricity & Water Co. QSC	67,390	292,896
Qatar Fuel QSC	90,547	381,238
Qatar Gas Transport Co. Ltd.	402,360	475,971
Qatar International Islamic Bank QSC	133,607	390,436
Qatar Islamic Bank QPSC	200,271	1,132,914
Qatar National Bank QPSC	474,320	2,174,929
		8,102,228
Saudi Arabia — 3.8%
ACWA Power Co.	14,886	1,623,187
Ades Holding Co.	47,077	225,198
Advanced Petrochemical Co. *	15,576	130,407
Al Rajhi Bank	217,709	5,741,890
Alinma Bank	135,190	1,075,494
Almarai Co. JSC	49,480	776,611
Arab National Bank	98,387	560,872
Arabian Drilling Co.	3,151	89,083
Arabian Internet & Communications Services Co.	3,168	269,294

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Bank Al-Jazira *	61,600	309,226
Banque Saudi Fransi	150,395	643,500
Bupa Arabia for Cooperative Insurance Co.	8,818	437,291
Co. for Cooperative Insurance (The)	8,358	338,312
Dr Sulaiman Al Habib Medical Services Group Co.	10,450	814,112
Elm Co.	2,797	868,773
Etihad Etisalat Co.	43,650	673,830
Jarir Marketing Co.	68,144	232,799
Mouwasat Medical Services Co.	11,426	280,442
Nahdi Medical Co.	7,195	226,230
Rabigh Refining & Petrochemical Co. *	47,543	103,619
Riyad Bank	162,999	1,272,534
SABIC Agri-Nutrients Co.	25,899	794,006
Sahara International Petrochemical Co.	44,088	273,883
SAL Saudi Logistics Services	2,728	199,048
Saudi Arabian Mining Co. *	134,491	1,744,673
Saudi Arabian Oil Co. (a)	644,700	4,770,671
Saudi Aramco Base Oil Co.	6,775	201,335
Saudi Awwal Bank	113,899	1,090,995
Saudi Basic Industries Corp.	99,968	1,785,762
Saudi Electricity Co.	89,488	405,892
Saudi Industrial Investment Group	45,408	212,233
Saudi Investment Bank (The)	96,912	389,996
Saudi Kayan Petrochemical Co. *	90,200	163,964
Saudi National Bank (The)	323,507	2,946,718
Saudi Research & Media Group *	3,582	253,501
Saudi Tadawul Group Holding Co.	5,896	330,573
Saudi Telecom Co.	199,316	2,309,724
Savola Group (The) *	16,734	174,001
Yanbu National Petrochemical Co.	33,792	337,819
		35,077,498
South Africa — 2.6%
Absa Group Ltd.	91,976	914,025
Anglo American Platinum Ltd.	6,537	229,341
Aspen Pharmacare Holdings Ltd.	41,866	400,004
Bid Corp. Ltd.	37,133	947,083
Bidvest Group Ltd.	35,848	489,026
Capitec Bank Holdings Ltd.	11,381	1,812,072
Clicks Group Ltd.	25,533	491,458
Discovery Ltd.	57,188	554,049
FirstRand Ltd.	622,673	2,533,348
Gold Fields Ltd.	99,245	1,695,672
Harmony Gold Mining Co. Ltd.	61,761	702,689
Impala Platinum Holdings Ltd. *	97,073	532,801
Mr Price Group Ltd.	27,810	370,730
MTN Group Ltd.	190,452	1,168,230
Naspers Ltd., Class N	19,729	4,159,472

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Nedbank Group Ltd.	52,900	778,301
Northam Platinum Holdings Ltd.	42,770	289,941
Old Mutual Ltd.	494,113	326,632
OUTsurance Group Ltd.	93,998	317,125
Pepkor Holdings Ltd. (a)	191,749	264,275
Remgro Ltd.	57,711	445,841
Sanlam Ltd.	196,480	856,172
Sasol Ltd.	66,468	308,292
Shoprite Holdings Ltd.	49,705	758,715
Sibanye Stillwater Ltd. *	327,200	315,317
Standard Bank Group Ltd.	148,430	1,731,266
Vodacom Group Ltd.	64,335	376,276
Woolworths Holdings Ltd.	102,785	319,455
		24,087,608
South Korea — 9.1%
Alteogen, Inc. *	4,381	1,109,906
Amorepacific Corp. *	3,335	296,102
Celltrion, Inc.	17,093	2,100,735
CJ CheilJedang Corp.	986	163,461
CJ Corp.	1,789	116,760
CosmoAM&T Co. Ltd. *	2,801	100,884
Coway Co. Ltd. *	6,600	349,147
DB Insurance Co. Ltd.	5,172	344,129
Doosan Bobcat, Inc.	6,419	210,874
Doosan Enerbility Co. Ltd. *	49,638	810,116
Ecopro BM Co. Ltd. *	5,611	500,819
Ecopro Co. Ltd. *	11,536	479,713
Ecopro Materials Co. Ltd. *	2,299	110,924
GS Holdings Corp. *	8,615	227,287
Hana Financial Group, Inc.	31,974	1,323,421
Hanjin Kal Corp. *	4,335	249,373
Hankook Tire & Technology Co. Ltd. *	8,609	241,535
Hanmi Pharm Co. Ltd.	713	119,106
Hanmi Semiconductor Co. Ltd.	5,256	402,962
Hanwha Aerospace Co. Ltd. *	3,340	915,115
Hanwha Ocean Co. Ltd. *	11,548	451,417
Hanwha Solutions Corp. *	13,552	182,745
HD Hyundai Co. Ltd.	4,830	274,749
HD Hyundai Electric Co. Ltd.	2,561	715,552
HD Hyundai Heavy Industries Co. Ltd. *	2,179	463,445
HD Hyundai Marine Solution Co. Ltd.	982	113,879
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	4,779	757,483
HLB, Inc. *	12,957	714,164
HMM Co. Ltd. *	33,158	432,195
HYBE Co. Ltd. *	2,367	365,306
Hyundai Glovis Co. Ltd.	4,060	414,764
Hyundai Mobis Co. Ltd.	6,797	1,226,557

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hyundai Motor Co.	15,572	2,191,746
Hyundai Motor Co. (Preference)	3,865	439,793
Hyundai Rotem Co. Ltd. *	8,019	324,702
Hyundai Steel Co.	10,038	159,111
Industrial Bank of Korea	29,948	319,032
Kakao Corp.	31,350	823,085
KakaoBank Corp. *	40,670	589,511
Kangwon Land, Inc. *	15,123	173,955
KB Financial Group, Inc.	42,309	2,650,714
Kia Corp.	26,329	1,837,182
Korea Aerospace Industries Ltd. *	8,800	321,481
Korea Electric Power Corp. *	20,093	289,987
Korea Investment Holdings Co. Ltd. *	5,012	272,546
Korea Zinc Co. Ltd.	1,335	754,843
Korean Air Lines Co. Ltd. *	21,915	372,054
Krafton, Inc. *	3,405	848,374
KT&G Corp.	12,518	949,284
Kumho Petrochemical Co. Ltd. *	2,112	152,813
L&F Co. Ltd. *	448	26,898
LG Chem Ltd. *	5,360	869,315
LG Corp. *	12,307	630,907
LG Display Co. Ltd. *	35,287	223,325
LG Electronics, Inc.	12,475	718,760
LG Energy Solution Ltd. *	4,737	1,140,408
LG H&H Co. Ltd. *	1,043	219,345
LG Innotek Co. Ltd. *	1,672	169,771
LG Uplus Corp.	23,396	161,213
Lotte Chemical Corp.	2,288	89,140
Meritz Financial Group, Inc. *	10,027	784,324
Mirae Asset Securities Co. Ltd.	24,926	143,726
NAVER Corp. *	16,031	2,373,985
NCSoft Corp. *	1,832	216,804
Netmarble Corp. * (a)	3,168	95,994
Orion Corp. *	2,639	183,378
Posco DX Co. Ltd.	6,056	77,829
POSCO Future M Co. Ltd.	3,681	358,405
POSCO Holdings, Inc.	7,670	1,366,426
Posco International Corp.	5,198	149,429
Samsung Biologics Co. Ltd. * (a)	2,030	1,501,381
Samsung C&T Corp.	9,700	795,170
Samsung E&A Co. Ltd.	18,820	232,144
Samsung Electro-Mechanics Co. Ltd.	6,352	581,799
Samsung Electronics Co. Ltd.	562,877	20,102,433
Samsung Electronics Co. Ltd. (Preference)	91,376	2,681,930
Samsung Fire & Marine Insurance Co. Ltd.	3,461	903,309
Samsung Heavy Industries Co. Ltd. *	77,106	685,658
Samsung Life Insurance Co. Ltd. *	11,006	671,595
Samsung SDI Co. Ltd.	5,914	896,077

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung SDS Co. Ltd.	4,567	377,599
Samsung Securities Co. Ltd.	7,547	235,411
Shinhan Financial Group Co. Ltd.	53,619	1,867,754
SK Biopharmaceuticals Co. Ltd. *	3,195	237,761
SK Bioscience Co. Ltd. *	2,717	91,058
SK Hynix, Inc.	60,214	8,106,590
SK Innovation Co. Ltd. *	6,513	567,587
SK Square Co. Ltd. *	9,784	625,205
SK Telecom Co. Ltd.	11,724	446,441
SK, Inc.	4,055	410,480
SKC Co. Ltd. *	2,464	262,981
S-Oil Corp.	5,104	213,512
Woori Financial Group, Inc.	71,884	790,876
Yuhan Corp. *	6,756	598,685
		83,637,656
Taiwan — 19.3%
Accton Technology Corp.	67,000	1,538,547
Acer, Inc.	346,000	388,626
Advantech Co. Ltd.	65,196	746,400
Alchip Technologies Ltd.	8,000	744,238
ASE Technology Holding Co. Ltd.	367,000	1,904,917
Asia Cement Corp.	279,000	347,361
Asia Vital Components Co. Ltd.	37,000	622,967
Asustek Computer, Inc.	81,000	1,474,402
AUO Corp.	772,000	332,656
Catcher Technology Co. Ltd.	81,000	486,471
Cathay Financial Holding Co. Ltd.	1,074,000	2,165,485
Chailease Holding Co. Ltd.	186,764	651,679
Cheng Shin Rubber Industry Co. Ltd.	267,000	401,665
Chicony Electronics Co. Ltd.	82,000	379,725
China Airlines Ltd.	354,000	278,172
China Steel Corp.	1,381,000	845,158
Chunghwa Telecom Co. Ltd.	334,000	1,275,391
Compal Electronics, Inc.	468,000	516,173
CTBC Financial Holding Co. Ltd.	2,218,000	2,640,053
Delta Electronics, Inc.	202,000	2,632,069
E Ink Holdings, Inc.	96,000	805,782
E.Sun Financial Holding Co. Ltd.	1,692,049	1,426,945
Eclat Textile Co. Ltd.	27,000	430,163
Elite Material Co. Ltd.	34,000	624,103
eMemory Technology, Inc.	7,000	690,897
Eva Airways Corp.	331,000	477,239
Evergreen Marine Corp. Taiwan Ltd.	107,000	663,705
Far Eastern New Century Corp.	379,000	358,995
Far EasTone Telecommunications Co. Ltd.	196,000	525,556
Feng TAY Enterprise Co. Ltd.	92,360	367,254
First Financial Holding Co. Ltd.	1,251,347	1,055,949

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Formosa Chemicals & Fibre Corp.	521,000	443,759
Formosa Petrochemical Corp.	164,000	180,368
Formosa Plastics Corp.	536,000	588,846
Fortune Electric Co. Ltd.	27,700	468,598
Foxconn Technology Co. Ltd.	119,000	281,932
Fubon Financial Holding Co. Ltd.	975,100	2,731,437
Gigabyte Technology Co. Ltd.	70,000	529,268
Global Unichip Corp.	10,000	396,508
Globalwafers Co. Ltd.	31,000	319,478
Highwealth Construction Corp.	191,760	247,564
Hiwin Technologies Corp.	35,000	309,978
Hon Hai Precision Industry Co. Ltd.	1,336,000	7,133,754
Hotai Motor Co. Ltd.	63,520	1,165,003
Hua Nan Financial Holdings Co. Ltd.	1,144,710	973,792
Innolux Corp.	865,324	366,554
International Games System Co. Ltd.	25,000	714,265
Inventec Corp.	350,000	515,939
Jentech Precision Industrial Co. Ltd.	8,000	331,088
KGI Financial Holding Co. Ltd.	1,751,000	915,329
Largan Precision Co. Ltd.	10,000	826,362
Lite-On Technology Corp.	250,000	818,187
Lotes Co. Ltd.	11,000	619,770
MediaTek, Inc.	173,000	7,492,120
Mega Financial Holding Co. Ltd.	1,265,930	1,488,690
Micro-Star International Co. Ltd.	84,000	459,761
momo.com, Inc.	12,975	139,395
Nan Ya Plastics Corp.	616,000	602,239
Nan Ya Printed Circuit Board Corp.	33,000	135,261
Nanya Technology Corp. *	119,000	106,995
Nien Made Enterprise Co. Ltd.	27,000	354,437
Novatek Microelectronics Corp.	74,000	1,162,916
Pegatron Corp.	243,000	707,027
PharmaEssentia Corp. *	33,000	686,710
Phison Electronics Corp.	23,000	327,274
Pou Chen Corp.	365,000	404,795
Powertech Technology, Inc.	85,000	295,032
President Chain Store Corp.	70,000	552,371
Quanta Computer, Inc.	328,000	2,600,428
Radiant Opto-Electronics Corp.	67,000	407,441
Realtek Semiconductor Corp.	64,000	1,054,137
Ruentex Development Co. Ltd.	250,900	319,997
Shanghai Commercial & Savings Bank Ltd. (The)	547,000	702,598
Shihlin Electric & Engineering Corp.	38,000	213,876
Shin Kong Financial Holding Co. Ltd. *	1,689,000	628,958
Sino-American Silicon Products, Inc.	76,000	269,408
SinoPac Financial Holdings Co. Ltd.	1,430,683	984,768
Synnex Technology International Corp.	165,000	354,638
Taishin Financial Holding Co. Ltd.	1,408,060	747,410

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Business Bank	791,576	361,602
Taiwan Cooperative Financial Holding Co. Ltd.	1,207,123	895,000
Taiwan Mobile Co. Ltd.	172,000	577,446
Taiwan Semiconductor Manufacturing Co. Ltd.	2,702,000	90,174,123
Tatung Co. Ltd. *	198,000	261,973
TCC Group Holdings Co. Ltd.	782,000	755,845
Teco Electric and Machinery Co. Ltd.	171,000	277,190
Tripod Technology Corp.	66,000	387,090
Unimicron Technology Corp.	155,000	646,323
Uni-President Enterprises Corp.	539,000	1,279,770
United Microelectronics Corp.	1,335,000	1,591,596
Vanguard International Semiconductor Corp.	101,000	289,490
Voltronic Power Technology Corp.	8,000	451,537
Walsin Lihwa Corp.	351,000	261,158
Wan Hai Lines Ltd.	162,000	371,406
Winbond Electronics Corp. *	358,000	155,391
Wistron Corp.	298,000	977,991
Wiwynn Corp.	13,000	856,992
WPG Holdings Ltd.	191,000	407,936
WT Microelectronics Co. Ltd.	87,000	293,286
Yageo Corp.	62,845	1,019,962
Yang Ming Marine Transport Corp.	188,000	385,759
Yuanta Financial Holding Co. Ltd.	1,431,485	1,505,502
Zhen Ding Technology Holding Ltd.	75,000	268,642
		176,328,214
Thailand — 1.4%
Advanced Info Service PCL, NVDR	120,600	1,013,795
Airports of Thailand PCL, NVDR	475,700	777,376
Bangkok Bank PCL, NVDR	69,900	318,996
Bangkok Dusit Medical Services PCL, NVDR	546,500	381,373
Bangkok Expressway & Metro PCL, NVDR	852,600	170,347
BTS Group Holdings PCL, NVDR *	874,400	158,891
Bumrungrad Hospital PCL, NVDR	46,200	246,067
Central Pattana PCL, NVDR	165,000	258,424
Central Retail Corp. PCL, NVDR	369,600	362,406
Charoen Pokphand Foods PCL, NVDR	352,800	229,885
CP ALL PCL, NVDR	500,800	770,988
CP Axtra PCL, NVDR	184,885	146,064
Delta Electronics Thailand PCL, NVDR	501,500	1,861,103
Gulf Energy Development PCL, NVDR	606,400	1,034,225
Home Product Center PCL, NVDR	484,000	125,018
Indorama Ventures PCL, NVDR	212,200	144,222
Intouch Holdings PCL, NVDR	114,600	330,144
Kasikornbank PCL, NVDR	133,300	633,744
Krung Thai Bank PCL, NVDR	422,400	286,487
Krungthai Card PCL, NVDR	104,900	157,503
Minor International PCL, NVDR	317,000	224,979

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Muangthai Capital PCL, NVDR	78,500	101,358
PTT Exploration & Production PCL, NVDR	158,800	597,865
PTT Global Chemical PCL, NVDR	202,400	128,530
PTT Oil & Retail Business PCL, NVDR	346,000	118,730
PTT PCL, NVDR	951,200	887,439
SCB X PCL, NVDR	96,200	356,464
SCG Packaging PCL, NVDR	147,500	71,946
Siam Cement PCL (The), NVDR	34,400	156,650
Siam Global House PCL, NVDR	275,604	81,317
Thai Oil PCL, NVDR	98,500	75,741
TMBThanachart Bank PCL, NVDR	4,578,300	268,522
True Corp. PCL, NVDR *	1,240,900	429,360
		12,905,959
Turkey — 0.7%
Akbank TAS	341,884	617,907
Aselsan Elektronik Sanayi ve Ticaret A/S	130,666	323,336
BIM Birlesik Magazalar A/S	49,728	763,013
Coca-Cola Icecek A/S	99,503	158,016
Eregli Demir ve Celik Fabrikalari TAS	355,627	222,631
Ford Otomotiv Sanayi A/S	8,536	221,346
Haci Omer Sabanci Holding A/S	157,166	437,753
KOC Holding A/S	87,296	413,829
Sasa Polyester Sanayi A/S *	1,162,397	118,564
Tofas Turk Otomobil Fabrikasi A/S	15,312	95,045
Turk Hava Yollari AO *	77,998	688,590
Turkcell Iletisim Hizmetleri A/S	145,816	438,543
Turkiye Garanti Bankasi A/S	71,436	253,696
Turkiye Is Bankasi A/S, Class C	974,414	384,304
Turkiye Petrol Rafinerileri A/S	101,009	397,385
Turkiye Sise ve Cam Fabrikalari A/S	167,275	177,061
Turkiye Vakiflar Bankasi TAO, Class D *	115,632	88,370
Yapi ve Kredi Bankasi A/S	378,306	323,705
		6,123,094
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	336,790	1,097,593
Abu Dhabi Islamic Bank PJSC	178,376	757,590
Abu Dhabi National Oil Co. for Distribution PJSC	326,738	319,806
Abu Dhabi Ports Co. PJSC *	99,450	134,024
ADNOC Drilling Co. PJSC	195,460	287,359
ADNOC Logistics & Services	140,702	198,428
Aldar Properties PJSC	406,043	844,787
Alpha Dhabi Holding PJSC	155,487	482,583
Dubai Electricity & Water Authority PJSC	999,528	696,640
Dubai Islamic Bank PJSC	346,967	725,957
Emaar Development PJSC	96,965	346,316
Emaar Properties PJSC	690,091	2,532,850
Emirates Integrated Telecommunications Co. PJSC	101,191	217,091

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emirates NBD Bank PJSC	272,890	1,549,055
Emirates Telecommunications Group Co. PJSC	388,786	1,810,005
First Abu Dhabi Bank PJSC	490,496	1,940,290
International Holding Co. PJSC *	80,542	8,836,914
Modon Holding PSC *	366,598	339,930
Multiply Group PJSC *	387,826	222,788
Pure Health Holding PJSC *	284,129	272,290
Salik Co. PJSC	222,200	292,920
		23,905,216
United States — 0.1%
JBS SA	77,955	476,743
Total Common Stocks (Cost $848,686,233)		902,366,815
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (c) (d) (Cost $13,550,734)	13,550,734	13,550,734
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $14,500)	14,500	14,500
Total Short-Term Investments (Cost $13,565,234)		13,565,234
Total Investments — 100.1% (Cost $862,251,467)		915,932,049
Liabilities in Excess of Other Assets — (0.1)%		(731,822)
NET ASSETS — 100.0%		915,200,227

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $12,903.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.0%
Semiconductors & Semiconductor Equipment	13.1
Technology Hardware, Storage & Peripherals	5.0
Interactive Media & Services	4.8
Broadline Retail	4.8
Oil, Gas & Consumable Fuels	4.7
Metals & Mining	3.0
Automobiles	2.9
Insurance	2.7
Electronic Equipment, Instruments & Components	2.7
Hotels, Restaurants & Leisure	2.6
IT Services	2.6
Industrial Conglomerates	2.2
Chemicals	1.9
Wireless Telecommunication Services	1.6
Food Products	1.4
Real Estate Management & Development	1.4
Pharmaceuticals	1.3
Electrical Equipment	1.3
Beverages	1.2
Independent Power and Renewable Electricity Producers	1.2
Financial Services	1.1
Diversified Telecommunication Services	1.1
Electric Utilities	1.1
Consumer Staples Distribution & Retail	1.1
Capital Markets	1.0
Machinery	1.0
Others (each less than 1.0%)	12.7
Short-Term Investments	1.5

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	239	03/21/2025	USD	13,030,280	58,708

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$133,276	$—	$133,276
Brazil	32,887,519	—	—	32,887,519
Chile	4,238,329	—	—	4,238,329
China	14,274,993	232,045,446	—	246,320,439
Colombia	1,596,510	—	—	1,596,510
Czech Republic	779,248	309,825	—	1,089,073

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$354,074	$—	$—	$354,074
Greece	—	3,610,281	—	3,610,281
Hong Kong	—	1,155,969	—	1,155,969
Hungary	—	2,245,062	—	2,245,062
India	1,985,095	177,243,330	—	179,228,425
Indonesia	2,272,921	11,234,736	—	13,507,657
Kuwait	605,838	6,775,449	—	7,381,287
Luxembourg	365,852	—	—	365,852
Malaysia	1,235,799	14,316,845	—	15,552,644
Mexico	15,611,970	—	—	15,611,970
Peru	1,440,972	—	—	1,440,972
Philippines	1,690,050	3,313,210	—	5,003,260
Qatar	2,787,349	5,314,879	—	8,102,228
Saudi Arabia	4,753,769	30,323,729	—	35,077,498
South Africa	7,273,596	16,814,012	—	24,087,608
South Korea	—	83,637,656	—	83,637,656
Taiwan	—	176,328,214	—	176,328,214
Thailand	381,373	12,524,586	—	12,905,959
Turkey	1,879,067	4,244,027	—	6,123,094
United Arab Emirates	15,464,767	8,440,449	—	23,905,216
United States	476,743	—	—	476,743
Total Common Stocks	112,355,834	790,010,981	—	902,366,815
Short-Term Investments
Investment Companies	13,550,734	—	—	13,550,734
Investment of Cash Collateral from Securities Loaned	14,500	—	—	14,500
Total Short-Term Investments	13,565,234	—	—	13,565,234
Total Investments in Securities	$125,921,068	$790,010,981	$—	$915,932,049
Appreciation in Other Financial Instruments
Futures Contracts	58,708	—	—	58,708
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$47,125	$572,856	$605,481	$—	$—	$14,500	14,500	$1,143	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	9,314,174	132,845,391	128,608,831	—	—	13,550,734	13,550,734	184,725	—
Total	$9,361,299	$133,418,247	$129,214,312	$—	$—	$13,565,234		$185,868	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.